Investment in Weibo (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2014	Apr. 30, 2014	Apr. 29, 2013	Apr. 17, 2014	Apr. 16, 2014
Investment in Weibo
Carrying Amount		$ 479,612,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold	13,779,000	31,242,000	1,837,000
Investor option liability		29,504,000
Income (losses) recognized as subsequent change in fair value of investor option liability	(46,972,000)	21,064,000
Amount due to SINA	1,717,000	267,722,000
IPO
Investment in Weibo
Amount invested in Weibo	301,278,000
Convertible preferred shares
Investment in Weibo
Carrying Amount		479,612,000						479,612,000
Shares outstanding		30,046,000						30,046,154
Class A ordinary shares | IPO
Investment in Weibo
Issuance of shares (in shares)				19,320,000
SINA
Investment in Weibo
Number of shares repurchased					2,923,478
Payment for repurchase of ordinary shares					42,200,000
Deemed contribution due to discount of share price	61,176,000
Amount due to SINA	1,717,000	267,722,000
Interest amount waived		8,500,000
SINA | Amount due to SINA
Investment in Weibo
Interest rate, minimum	2.55%
Interest rate, maximum	3.05%
Loan payable to SINA						250,000,000
Amount due to SINA	1,700,000	267,700,000				250,000,000
Interest amount waived						8,500,000
Alibaba
Investment in Weibo
Amount invested in Weibo	42,224,000	39,038,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold		27,100,000
Deemed contribution due to discount of share price	15,300,000
Alibaba
Investment in Weibo
Amount invested in Weibo						585,800,000
Ownership interest on a fully diluted basis (as a percent)						18.00%
Maximum percentage of ownership interest to be reached under option granted						30.00%	30.00%
Threshold percentage of sale of shares including prior sales considered for expiration of option to increase ownership interest						25.00%
Investor option liability						50,600,000		76,500,000
Income (losses) recognized as subsequent change in fair value of investor option liability	(47,000,000)	21,100,000	0
Alibaba | Convertible preferred shares
Investment in Weibo
Issuance of shares (in shares)						30,000,000
Fair value of preferred shares						481,000,000
Alibaba | Class A ordinary shares
Investment in Weibo
Issuance of shares (in shares)						4,800,000
Number of ordinary shares acquired by investor							29,990,778
Initial fair value of ordinary shares recognized as non-controlling interest						54,200,000
Number of vested options repurchased						3,500,000
Stock-based compensation charge recorded to reflect the difference between the proceeds received by employees and the fair value of the employee vested shares sold		27,100,000
Percentage of discount applied on IPO offering price per share to calculate exercise price of option						15.00%
Threshold amount of equity valuation considered to calculate exercise price of option						$ 5,500,000,000
Alibaba | Class A ordinary shares | IPO
Investment in Weibo
Number of ordinary shares acquired by investor							6,000,000
Alibaba | SINA
Investment in Weibo
Number of ordinary shares acquired by investor							23,990,778
Percentage discount to IPO price applied to the shares acquired							15.00%
Alibaba | SINA | IPO
Investment in Weibo
Percentage discount to IPO price applied to the shares acquired							15.00%
Alibaba | SINA | Class A ordinary shares
Investment in Weibo
Number of ordinary shares acquired by investor							21,067,300
Alibaba | SINA | Class A ordinary shares | Private placement
Investment in Weibo
Number of ordinary shares acquired by investor							2,923,478
Percentage of discount applied on IPO offering price per share to calculate exercise price of option							15.00%